CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock IPO	Common stock	Additional Paid-in capital IPO	Additional Paid-in capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) income	Noncontrolling interests	IPO	Total
Balance at the beginning of the year at Mar. 31, 2017		$ 4,292		$ 13,285,717		$ 11,759,100	$ (1,544,753)			$ 23,504,356
Balance at the beginning of the year (in shares) at Mar. 31, 2017		42,921,600
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Proceeds from issuance of shares	$ 504		$ 43,273,198						$ 43,273,702
Proceeds from issuance of shares (in shares)	5,036,950
Share-based compensation				1,828,868						1,828,868
Capital contribution from non-controlling interest ("NCI")								$ 4,507,205		4,507,205
Net income (loss) for the year						65,481,973		28,652		65,510,625
Foreign currency translation adjustment							5,923,982	104,161		6,028,143
Purchase of shares from NCI				30,188				$ (4,640,018)		(4,609,830)
Balance at the end of the year at Mar. 31, 2018		$ 4,796		58,417,971		77,241,073	4,379,229			140,043,069
Balance at the end of the year (in shares) at Mar. 31, 2018		47,958,550
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Impact on adoption of ASC 606						189,686				189,686
Adjusted Balance on April 1, 2018		$ 4,796		58,417,971		77,430,759	4,379,229			140,232,755
Share-based compensation				6,585,386						6,585,386
Exercise of share options		$ 113		1,156,510						1,156,623
Exercise of share options (in shares)		1,127,853
Exercise of RSU		$ 54		(54)
Exercise of RSU (in shares)		538,900
Dividends to shareholders				(6,352,948)		(13,194,584)				(19,547,532)
Repurchase of ordinary shares					$ (1,320,468)					(1,320,468)
Repurchase of ordinary shares (in shares)					(421,220)
Net income (loss) for the year						5,532,581				5,532,581
Foreign currency translation adjustment							(6,136,187)			(6,136,187)
Balance at the end of the year at Mar. 31, 2019		$ 4,963		59,806,865	$ (1,320,468)	69,768,756	(1,756,958)			$ 126,503,158
Balance at the end of the year (in shares) at Mar. 31, 2019		49,625,303			(421,220)					49,204,083
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation				347,466						$ 347,466
Exercise of share options		$ 32		281,585						281,617
Exercise of share options (in shares)		320,020
Exercise of RSU		$ 4		(4)
Exercise of RSU (in shares)		38,900
Repurchase of ordinary shares					$ (2,667,902)					(2,667,902)
Repurchase of ordinary shares (in shares)					(744,663)
Net income (loss) for the year						(71,198,379)				(71,198,379)
Shareholder's contribution				123,671						123,671
Foreign currency translation adjustment							(5,288,742)			(5,288,742)
Balance at the end of the year at Mar. 31, 2020		$ 4,999		$ 60,559,583	$ (3,988,370)	$ (1,429,623)	$ (7,045,700)			$ 48,100,889
Balance at the end of the year (in shares) at Mar. 31, 2020		49,984,223			(1,165,883)					48,818,340